Reconciliation of Segment Measures to the Consolidated Income Statements (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of Segment Measures to the Consolidated Income Statements
Schedule of reconciliation of total segment profit for reportable segments to profit before tax

€ millions	2022		2021		2020
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Applications, Technology & Services	28,298	26,772	26,054	26,400	25,742
Qualtrics	1,423	1,271	930	957	681
Total segment revenue for reportable segments	29,720	28,042	26,984	27,357	26,422
Other revenue	1,150	1,067	859	875	921
Adjustment for currency impact	0	1,762	0	-390	0
Adjustment of revenue under fair value accounting	0	0	0	0	-5
 Total revenue	30,871	30,871	27,842	27,842	27,338
Applications, Technology & Services	8,806	8,456	9,284	9,434	9,412
Qualtrics	95	104	44	44	-4
Total segment profit for reportable segments	8,902	8,560	9,329	9,478	9,408
Other revenue	1,150	1,067	859	875	921
Other expenses	-2,020	-1,944	-1,958	-1,945	-2,041
Adjustment for currency impact	0	350	0	-178	0
Adjustment for
Revenue under fair value accounting	0	0	0	0	-5
Acquisition-related charges	-610	-610	-622	-622	-577
Share-based payment expenses	-2,614	-2,614	-2,794	-2,794	-1,084
 Restructuring	-138	-138	-157	-157	3
 Operating profit	4,670	4,670	4,656	4,656	6,623
 Other non-operating income/expense, net	-195	-195	17	17	-179
 Financial income, net	-1,385	-1,385	2,174	2,174	776
 Profit before tax	3,090	3,090	6,847	6,847	7,220

[1] The 2022 constant currency amounts are only comparable to 2021 actual currency amounts; 2021 constant currency amounts are only comparable to 2020 actual currency amounts.